Income Taxes - Reconciliation of Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal tax based on statutory rate	$ 95,189	$ 72,428	$ 49,373
Effect of tax-exempt income	(8,203)	(6,919)	(7,064)
Interest and other nondeductible expenses	3,250	5,899	2,642
State taxes, net of federal benefit	4,770	3,955	2,531
Tax credits	(7,112)	(11,268)	(12,012)
Amortization on qualified affordable housing tax credits	4,185	2,023	1,005
Other	(6,886)	(2,024)	(792)
Total income tax expense	$ 85,193	$ 64,094	$ 35,683
Effective tax rate	31.30%	31.00%	25.30%